Accounts Payable (Details) - Schedule of Accounts Payable - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Payable [Abstract]
Payable for digital assets	$ 1,570,653	$ 176,404
Payable for virtual technology services	373,721	354,687
Total accounts payable	$ 1,944,374	$ 531,091